FINANCIAL INSTRUMENTS AND RELATED DISCLOSURES - Financial Liability Measured at Fair Value (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Disclosure of financial liabilities [abstract]
Financial liabilities at fair value through profit or loss	$ 13,621	$ 3,889
Financial liabilities at fair value through Comprehensive income	316	518
Financial liabilities, fair value	13,937	4,407
Reclassification to profit and loss	202	(518)	$ 0
Transfer between level 2 to level 3	0
Transfer between level 3 to level 2	0
Warrant Liabilities [Member]
Disclosure of financial liabilities [abstract]
Financial liabilities at fair value through profit or loss	13,621	3,889
Warrant Liabilities [Member] | Level 3 [Member]
Disclosure of financial liabilities [abstract]
Financial liabilities at fair value through profit or loss	13,621	3,889
Cash Flow Hedge [Member]
Disclosure of financial liabilities [abstract]
Financial liabilities at fair value through Comprehensive income	316	518
Reclassification to profit and loss	0
Cash Flow Hedge [Member] | Level 2 [Member]
Disclosure of financial liabilities [abstract]
Financial liabilities at fair value through Comprehensive income	$ 316	$ 518